Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Asset, Excluding Goodwill, after Accumulated Amortization [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31, 2025	As of June 30,2026
	HKD	HKD	USD
Software	1,277,753	1,277,753	162,937
Trademarks	15,023,180	15,023,180	1,915,733
	16,300,933	16,300,933	2,078,670
Less: accumulated amortization	(5,256,495)	(6,504,997)	(829,507)
Intangible assets, net	11,044,438	9,795,936	1,249,163

Amortization recognized for the six-month periods ended June 30, 2025 and 2026 were HKD1,241,642 and HKD1,248,502 (approximately USD159,207), respectively.